Selling and marketing expenses (Tables)	6 Months Ended
Jun. 30, 2022
Selling and marketing expenses
Schedule of selling and marketing expenses

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Advertising costs	(88,926)	(154,634)	(33,775)	(90,190)
Employee benefits expenses	(2,395)	(838)	(1,252)	(555)
	(91,321)	(155,472)	(35,027)	(90,745)